CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2015		€ (19,403)	€ 3,778	€ (12,127)	€ (52,923)	€ 42,571	€ (6,422)	€ (25,123)	€ 5,720
Net profit		399,718		398,762				398,762	956
Other comprehensive income/(loss)		36,795			34,143	4,252	(1,466)	36,929	(134)
Cash distribution of reserves		(86,905)		(86,905)				(86,905)
Dividends to non-controlling interests		(1,732)							(1,732)
Share-based compensation		1,110		1,110				1,110
Separation	[1]	222	(1,274)	1,496				222
Equity at end of period at Dec. 31, 2016		329,805	2,504	302,336	(18,780)	46,823	(7,888)	324,995	4,810
Net profit		537,396		535,393				535,393	2,003
Other comprehensive income/(loss)		9,341			25,214	(15,009)	(527)	9,678	(337)
Cash distribution of reserves		(119,985)		(119,985)				(119,985)
Dividends to non-controlling interests		(1,218)							(1,218)
Share-based compensation		28,597		28,597				28,597
Equity at end of period at Dec. 31, 2017		783,936	2,504	746,341	6,434	31,814	(8,415)	778,678	5,258
Net profit		786,627		784,678				784,678	1,949
Other comprehensive income/(loss)		(3,143)			(9,426)	6,036	297	(3,093)	(50)
Dividends to owners of the parent		(133,939)		(133,939)				(133,939)
Dividends to non-controlling interests		(2,040)							(2,040)
Share repurchases		(100,093)		(100,093)				(100,093)
Share-based compensation		22,491		22,491				22,491
Equity at end of period at Dec. 31, 2018		€ 1,353,839	€ 2,504	€ 1,319,478	€ (2,992)	€ 37,850	€ (8,118)	€ 1,348,722	€ 5,117

[1]	Reflects the effects of the Separation.